Related Party - Additional information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 0.3	$ 0.1
Common Class A [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	5,553,154
IPO [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		15,180,000
Alight [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 0.4
Mphasis [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 0.2	0.2
Blackstone Securities Partners L.P [Member]
Related Party Transaction [Line Items]
Underwriting discount paid per unit		$ 1.265
Stock Issued During Period, Shares, New Issues		1,380,000
Vivint Group [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 0.8
North American Bancard [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party		0.6
Custom Ink [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		0.2
Expenses from transactions with related party		$ 0.7
Entity Affiliated With The Board Directors [Member] | Consulting Services [Member]
Related Party Transaction [Line Items]
Fees for consulting fees				$ 0.3